Segment information - Reconciliation of Adjusted Gross Profit to Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Adjusted gross profit	$ 29,535	$ 22,581	$ 58,657	$ 37,054	$ 91,645	$ 86,503	$ 88
Depreciation and amortization	3,021	899	5,727	2,016	5,815	1,880	10
Corporate and other expenses	45,151	26,650	79,841	54,305	114,511	102,091	12,100
Interest expense	4,451	1,123	7,810	3,235	5,579	9,282	332
Loss before income taxes	$ (23,088)	$ (6,091)	$ (34,721)	$ (22,502)	$ (34,260)	$ (26,750)	$ (12,354)